Shareholder Report, Line Graph (Details) 191732_Angel Oak Income ETF_TF_TSR SemiAnnual {TF} - USD ($)						6 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023	Nov. 07, 2022	Jul. 31, 2026
Angel Oak Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name						Angel Oak Income ETF NAV
Accumulated Value	$ 12,771	$ 11,840	$ 11,055	$ 10,241	$ 10,000	$ 12,927
Bloomberg U.S. Aggregate Bond Index_1
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Accumulated Value	$ 11,922	$ 11,158	$ 10,932	$ 10,707	$ 10,000	$ 11,827